Principal accounting policies (Reconciles carrying amounts of available-for-sale financial assets determined in accordance with IAS 39 to those determined in accordance with IFRS 9) (Detail)
¥ in Thousands
Dec. 31, 2017 CNY (¥) [1]
Other equity instrument investments [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Carrying amount at 31 December 2017	¥ 0
Reclassification	1,604,993
Remeasurement	476,595
IFRS 9 Carrying amount at 1 January 2018	2,081,588
Financial assets classified as available-for-sale under IAS39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
IAS 39 Carrying amount at 31 December 2017	1,604,993
Reclassification	(1,604,993)
Remeasurement	0
IFRS 9 Carrying amount at 1 January 2018	¥ 0

[1]	Under IAS 39, equity securities not held for trading were classified as available-for-sale financial assets. These equity securities are classified as at FVTPL under IFRS 9, unless they are eligible for and designated at FVOCI by the Company and its subsidiaries. At 1 January 2018, the Company and its subsidiaries designated its equity securities at FVOCI, as the investments are held for strategic purposes (see Note 10).